Property And Equipment	12 Months Ended
Dec. 31, 2011
Property And Equipment [Abstract]
Property And Equipment

2. Property and Equipment

Property and equipment consisted of the following at December 31, 2011 and 2010 (in thousands):

	2011	2010
Furniture and office equipment	$388	$395
Leasehold improvements	408	498
Laboratory equipment	922	687
Computer equipment	967	1,008

	2,685	2,588
Less accumulated depreciation and amortization	(2,430)	(2,535)

Property and equipment, net	$255	$53

Depreciation and amortization expense was $32,000, $85,000, and $169,000 for the years ended December 31, 2011, 2010, and 2009, respectively.